RECLAMATION AND CLOSURE PROVISION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Discount rate used in estimated reclamation and closure cost provision	8.90%	5.50%
Percentage change in discount rate	1.00%
Increase or decrease in the provision due to change in discount rate	$ 400
Estimated undiscounted value of the reclamation and closure provision	$ 11,158	$ 4,357
Long-term inflation rate	4.60%
Bottom of range [Member]
Disclosure of other provisions [line items]
Long-term inflation rate		3.00%
Top of range [Member]
Disclosure of other provisions [line items]
Long-term inflation rate		4.50%